Financial instruments - Cross Currency Swap Contracts - Short-term and Medium-term Notes (Details) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Short-term and medium-term notes
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 3,714.0	$ 568.4	¥ 5,447.0	$ 785.2	¥ 480.0	$ 74.0